Property, plant and equipment - Types and Classes of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipments [Abstract]
Land	$ 23,482	$ 23,507
Buildings	273,913	270,563
Other property, plant and equipment	34,960	32,846
Transport equipment	9,487	2,463
Suppliers and accessories	4,798	5,556
Office equipment	1,355	1,386
Network and communication equipment	1,872	1,359
Mining assets	60,284	38,241
IT equipment	3,147	3,570
Energy generating assets	3,253	3,970
Construction in progress	1,328,508	731,787
Machinery, plant and equipment	981,779	896,977
Total	2,726,838	2,012,225	$ 1,737,319
Description of classes of property, plant and equipment [Abstract]
Pumps	32,120	28,889
Conveyor Belt	17,135	18,294
Crystallizer	48,582	20,189
Plant Equipment	163,594	168,370
Tanks	25,923	22,358
Filter	47,976	41,438
Electrical equipment/facilities	110,275	97,594
Other Property, Plant & Equipment	112,628	71,150
Site Closure	36,673	34,248
Piping	107,481	106,317
Well	177,708	202,982
Pond	41,729	42,547
Spare Parts	59,955	42,601
Total	981,779	896,977
Gross carrying amount
Property, plant and equipments [Abstract]
Land	23,482	23,507
Buildings	803,398	767,096
Other property, plant and equipment	250,058	239,582
Transport equipment	21,343	13,357
Suppliers and accessories	29,426	28,786
Office equipment	13,141	12,943
Network and communication equipment	10,878	9,577
Mining assets	230,803	195,889
IT equipment	31,197	30,456
Energy generating assets	38,540	38,540
Construction in progress	1,328,508	731,787
Machinery, plant and equipment	3,716,440	3,464,881
Total	6,497,214	5,556,401
Description of classes of property, plant and equipment [Abstract]
Total	3,716,440	3,464,881
Accumulated depreciation and amortization
Property, plant and equipments [Abstract]
Buildings	(529,485)	(496,533)
Other property, plant and equipment	(215,098)	(206,736)
Transport equipment	(11,856)	(10,894)
Suppliers and accessories	(24,628)	(23,230)
Office equipment	(11,786)	(11,557)
Network and communication equipment	(9,006)	(8,218)
Mining assets	(170,519)	(157,648)
IT equipment	(28,050)	(26,886)
Energy generating assets	(35,287)	(34,570)
Machinery, plant and equipment	(2,734,661)	(2,567,904)
Total	(3,770,376)	(3,544,176)
Description of classes of property, plant and equipment [Abstract]
Total	$ (2,734,661)	$ (2,567,904)